TYPE			13F-HR/A

PERIOD			09/30/05

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: SEPTEMBER 30, 2005

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [1]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 8, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  44 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $76,996(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     4510    61189 SH       Sole                    44939             16250
                                                               234     3175 SH       Other                                      3175
BARD, C.R. INC.                COM              067383109     3550    53765 SH       Sole                    37735             16030
                                                               106     1600 SH       Other                                      1600
BAXTER INT'L                   COM              071813109     2785    69850 SH       Sole                    50500             19350
                                                                34      850 SH       Other                                       850
BROWN-FORMAN B                 COM              115637209      410     6885 SH       Sole                     3550              3335
CENDANT CORP                   COM              151313103     3890   188478 SH       Sole                   135158             53320
                                                                96     4650 SH       Other                                      4650
CITIGROUP INC                  COM              172967101     3231    70980 SH       Sole                    50689             20291
COMPUTER ASSOC                 COM              204912109     3360   120826 SH       Sole                    88056             32770
                                                               104     3750 SH       Other                                      3750
DOVER CORP                     COM              260003108     3026    74195 SH       Sole                    53665             20530
                                                                86     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     2949    41066 SH       Sole                    29441             11625
GANNETT INC                    COM              364730101     2081    30235 SH       Sole                    21795              8440
GENERAL ELECTRIC               COM              369604103     3234    96050 SH       Sole                    70850             25200
                                                                50     1475 SH       Other                                      1475
HOME DEPOT INC                 COM              437076102     3204    84010 SH       Sole                    60580             23430
                                                                63     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2986    79637 SH       Sole                    57979             21658
                                                                18      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     4427    69955 SH       Sole                    51157             18798
                                                               101     1600 SH       Other                                      1600
LEGGETT & PLATT                COM              524660107     2092   103560 SH       Sole                    74595             28965
                                                                20     1000 SH       Other                                      1000
LOWE'S COMPANIES               COM              548661107     3534    54875 SH       Sole                    39515             15360
                                                                71     1100 SH       Other                                      1100
PALL CORP                      COM              696429307     2773   100820 SH       Sole                    73085             27735
                                                                43     1575 SH       Other                                      1575
PEPSICO INC                    COM              713448108     2529    44591 SH       Sole                    33286             11305
PFIZER INC                     COM              717081103     2526   101160 SH       Sole                    72230             28930
                                                               130     5225 SH       Other                                      5225
PHH CORP                       COM              693320202      246     8975 SH       Sole                     6385              2590
SARA LEE CORP                  COM              803111103     2017   106423 SH       Sole                    75128             31295
TEXTRON INC                    COM              883203101     3529    49210 SH       Sole                    35080             14130
                                                               100     1400 SH       Other                                      1400
TYCO INTL LTD                  COM              902124106     4622   165956 SH       Sole                   120901             45055
                                                                69     2475 SH       Other                                      2475
WAL-MART STORES                COM              931142103     2754    62850 SH       Sole                    45585             17265
                                                                66     1500 SH       Other                                      1500
WELLS FARGO & CO               COM              949746101     2730    46617 SH       Sole                    33757             12860
WYETH                          COM              983024100     2507    54185 SH       Sole                    38900             15285
                                                               102     2200 SH       Other                                      2200